Schedule of Related Party Transactions (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Related Party Transactions [Abstract]
Consulting fees, wages and bonus	$ 1,104,075	$ 1,429,326